LEASES (Details) (Chevron, Vessel)	0 Months Ended	1 Months Ended
	Jun. 03, 2010	Sep. 30, 2012
Chevron | Vessel
Property Subject to or Available for Operating Lease [Line Items]
Termination notice rendered by lessee	6 months	6 months